Significant Accounting Policies - Receivables and Contracted Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Trade receivables (included in accounts receivable, net)	$ 8,983	$ 7,932
Contract liabilities (included in accrued expenses)	$ 71	$ 87	$ 71